Stockholders' Equity - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended			12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended					12 Months Ended
	Feb. 28, 2013	Sep. 30, 2012	Sep. 06, 2012	Dec. 31, 2012	Dec. 31, 2012 Series A convertible preferred stock	Dec. 31, 2011 Series A convertible preferred stock	Dec. 31, 2012 Series B convertible preferred stock	Dec. 31, 2011 Series B convertible preferred stock	Dec. 31, 2012 Series C convertible preferred stock	Dec. 31, 2011 Series C convertible preferred stock	Dec. 31, 2012 Series D convertible preferred stock	Dec. 31, 2011 Series D convertible preferred stock	Mar. 31, 2013 Preferred stock	Dec. 31, 2012 Preferred stock	Dec. 31, 2011 Preferred stock	Dec. 31, 2012 IPO
Class of Stock [Line Items]
Exercise price of warrant	$ 8.47
Shares issued pursuant to warrant exercised	39,025
Reverse stock split, description			1-for-3 reverse stock split
Reverse stock split, denominator			3
Preferred stock converted to common stock		14,161,444														14,161,444
Initial public offering with proceeds				$ 50.0
Non-cumulative dividends at rate					$ 0.04836		$ 0.08319		$ 0.239262		$ 0.67788
Liquidation preference					100.00%		100.00%		107.50%		100.00%
Maximum limit of assets distribution entitled to preferred stockholders					$ 0.6045		$ 1.0398		$ 2.9907		$ 8.47368
Preferred stock, authorized						10,699,533		16,442,307		10,030,761		5,725,000	20,000,000	20,000,000	0
Preferred stock, par value													$ 0.00001	$ 0.00001